SEGMENT REPORTING	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 14 – SEGMENT REPORTING

The following details the results of operations and the financial position of the Company’s operating segments as of and during the years ended December 31, 2023, 2022 and 2021. The marketing services operating segment reflects the Company’s business of marketing services from clients and social media platforms. The social commerce operating segment reflects the Company’s business of social commerce from customers.

Results of Operations

For the year ended December 31, 2023

	Marketing services	Social commerce	Other	Total

Revenue	$7,991,103	$-	$-	$7,991,103
Cost of revenues	(6,338,434)	(12,960)	-	(6,351,394)
Marketing expenses	(206,117)	-	(12,778)	(218,895)
General and administrative expenses	(3,048,041)	(383,602)	(4,403,434)	(7,835,077)
Other (expense) income, net	(185,962)	72,561	(66,778)	(180,179)

Loss before income tax	(1,787,451)	(324,001)	(4,482,990)	(6,594,442)
Provision for income taxes	-	-	-	-

Net loss	$(1,787,451)	$(324,001)	$(4,482,990)	$(6,594,442)

Financial Position

As of December 31, 2023

	Marketing services	Social commerce	Other	Total

Current assets	$3,557,743	$-	$6,433,919	$9,991,662
Non-current assets	53,752	-	37,333	91,085
Total assets	3,611,495	-	6,471,252	10,082,747

Current liabilities	(3,451,510)	-	(2,230,098)	(5,681,608)
Non-current liabilities	(208,116)	-	-	(208,116)
Total liabilities	(3,659,626)	-	(2,230,098)	(5,889,724)

Net (liabilities) assets	$(48,131)	$-	$4,241,154	$4,193,023

Results of Operations

For the year ended December 31, 2022

	Marketing services	Social commerce	Other	Total

Revenue	$8,770,919	$257,268	$-	$9,028,187
Cost of revenues	(6,493,691)	(249,514)	-	(6,743,205)
Marketing expenses	(70,154)	-	-	(70,154)
General and administrative expenses	(1,715,651)	(505,755)	(1,637,155)	(3,858,561)
Other expenses, net	(71,508)	(412)	(91,578)	(163,498)

Income (loss) before taxes	419,915	(498,413)	(1,728,733)	(1,807,231)
Provision for income taxes	-	-	-	-

Income (loss) from continuing operations	$419,915	$(498,413)	$(1,728,733)	$(1,807,231)

Financial Position

As of December 31, 2022

	Marketing services	Social commerce	Other	Total

Current assets	$2,878,277	$584,990	$3,827,880	$7,291,147
Non-current assets	127,712	173,466	-	301,178
Total assets	3,005,989	758,456	3,827,880	7,592,325

Current liabilities	(2,535,763)	(1,065,952)	(1,704,800)	(5,306,515)
Non-current liabilities	(666,722)	-	-	(666,722)
Total liabilities	(3,202,485)	(1,065,952)	(1,704,800)	(5,973,237)

Net (liabilities) assets	$(196,496)	$(307,496)	$2,123,080	$1,619,088

Results of Operations

For the year ended December 31, 2021

	Marketing services	Social commerce	Other	Total

Revenue	8,298,251	2,646,502	-	10,944,753
Cost of revenues	(6,332,111)	(2,330,202)	-	(8,662,313)
Marketing expenses	(170,837)	(18,196)	-	(189,033)
General and administrative expenses	(2,005,180)	(287,555)	128,527	(2,164,206)
Other (expenses) income, net	(10,643)	33,794	(163,730)	(140,579)

Income (loss) before taxes	(220,520)	44,345	(35,203)	(211,378)
Provision for income taxes	-	-	-	-

Income (loss) from continuing operations	$(220,520)	$44,345	$(35,203)	$(211,378)

Geographical information

	For the years ended December 31,
Revenue from external customers:	2023	2022	2021
HK SAR	$5,441,765	$5,849,400	$8,402,482
Taiwan	2,549,338	3,178,787	2,542,271
	$7,991,103	$9,028,187	$10,944,753

The revenue information above is based on the locations where the revenue originated.

All the Company’s long-lived assets, which consist of plant and equipment, net and operating leases right-of-use assets, are located in Taiwan. Hence, no analysis by geographical area of long-lived asset information is provided.